Inventories (Tables)	12 Months Ended
Apr. 30, 2024
Inventory, Net [Abstract]
Schedule of Inventories
	As of April 30,
	2023	2024
	JPY	JPY	US$
	(in thousands)
Finished goods	¥118,984	¥154,801	$983
Work-in-process	37	37	0
Raw materials	4,098	3,942	25
Total	¥123,119	¥158,780	$1,008